Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Property, plant and equipment [abstract]
Schedule of Reconciliation Property Plant and Equipment
	Consolidated
	31 Dec 2023	30 Jun 2023
	A$	A$

Non-current assets
Plant and equipment - at cost	4,212,843	4,206,168
Less: Accumulated depreciation	(1,397,602)	(1,180,998)

	2,815,241	3,025,170

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Plant and equipment - at cost	4,206,168	3,854,410
Less: Accumulated depreciation	(1,180,998)	(735,602)

	3,025,170	3,118,808

Schedule of Reconciliation Property Plant and Equipment

Reconciliations of the written down values at the beginning and end of the current financial half-year are set out below:

	Consolidated
	31 Dec 2023	30 Jun 2023
	A$	A$

Consolidated

Opening balance	3,025,170	3,118,808
Additions	116,502	283,655
Foreign exchange movement	(70,620)	98,474
Depreciation expense	(255,811)	(456,904)
Disposals	-	(18,863)

Closing balance	2,815,241	3,025,170

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Opening balance	3,118,808	2,370,972
Additions	283,655	937,981
Foreign exchange movement	98,474	156,683
Depreciation expense	(456,904)	(346,828)
Disposals	(18,863)	-

Carrying amount at end of period	3,025,170	3,118,808